Equity	6 Months Ended
Sep. 30, 2025
Equity [Abstract]
EQUITY

Note 16 — EQUITY

Ordinary shares

The Company was incorporated in the Cayman Islands on June 1, 2023, with an authorized share capital of US$50,000 divided into 500,000,000 ordinary shares of US$0.0001 each.

A further 2,000,000 ordinary shares were issued by June 21, 2024, resulting in 14,500,000  ordinary shares outstanding as at September 30, 2025. The Company only has one class of ordinary shares that are accounted for as equity.